Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 125,950
Deferred	421,831	(211,112)
State
Current
Deferred
Change in valuation allowance	(421,831)	211,112
Income tax provision	$ 125,950